Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Accounts Receivable [Abstract]
Schedule of Accounts Receivable

The breakdown of the accounts receivable balance is detailed below:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Trade accounts receivable	5,333	4,649
Allowance for credit losses	(369)	(380)
Accounts receivable from shareholders	14,063	8,107
Accounts receivable from other related parties	2,610	549
Accounts receivable from underwriters, promoters, and employees	59	7
Other accounts receivable	10	12
Total accounts receivable, net of allowance for credit losses	21,706	12,944